Income Taxes (Summary of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 29, 2016	Dec. 31, 2015
Components of Deferred Tax Assets [Abstract]
Accruals not currently deductible for tax purposes	$ 14,342	$ 10,314
Tenant improvement allowances	7,690	6,162
Inventories	4,050	3,459
Stock based compensation	4,179	2,997
Other intangibles	693	761
Gift card liability	858	820
Litigation accrual	5,299	0
Other	47	89
Total deferred tax assets	37,158	24,602
Components of Deferred Tax Liabilities [Abstract]
Intangible assets	(41,269)	(41,095)
Fixed assets	(23,650)	(16,907)
Other	(504)	(324)
Total deferred tax liabilities	(65,423)	(58,326)
Net deferred tax liabilities	$ (28,265)	$ (33,724)